Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000047996 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Liberty Broadband Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Rush Enterprises Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000047996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000047996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000047996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000047996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000047996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000047996 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000047996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047996 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000099059 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Ensign Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Parsons Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000099059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000099059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000099059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000099059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000099059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099059 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099059 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000099059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099062 [Member] | Hawaiian Electric Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099062 [Member] | Customers Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | PROG Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Century Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Hudson Pacific Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Masterbrand Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Beazer Homes USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Ryerson Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Quanex Building Products Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000099062 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000099062 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000099062 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099062 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000099062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000099062 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000047997 [Member] | Hawaiian Electric Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047997 [Member] | Customers Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | PROG Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Century Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Hudson Pacific Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047997 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047997 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Baldwin Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000047997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000047997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000047997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000047997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047997 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000047997 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000047997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000047997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048000 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000048000 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000048000 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000048000 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000048000 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000048000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000048000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000048000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000048000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000048000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000048000 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000048000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000048000 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000048901 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Brunswick Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Schneider National Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000048901 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	70.60%
C000048901 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048901 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000048901 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000048901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048901 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048904 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048904 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048904 [Member] | Brookfield Renewable Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048904 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048904 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048904 [Member] | Pinnacle West Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048904 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048904 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000048904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048904 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000099061 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099061 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099061 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Baldwin Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Zeta Global Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | WisdomTree Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000099061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000099061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000099061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000099061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099061 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099061 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000099061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047999 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047999 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047999 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000047999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000047999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000047999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000047999 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047999 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000047999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000048896 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048896 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048896 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Harley Davidson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
C000048896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000048896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048899 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048899 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Goldman Sachs Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Janus Henderson Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Assured Guaranty Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048899 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000048899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047995 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000047995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000047995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000047995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000047995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000047995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000047995 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000047995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000047995 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000047995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047998 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047998 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000047998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000047998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000047998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000047998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000047998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000047998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000047998 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000047998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000048897 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048897 [Member] | Pilgrim s Pride Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048897 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048897 [Member] | Molson Coors Beverage Co Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Seaboard Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048897 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048897 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048897 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048897 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000048897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.90%
C000048897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048897 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048900 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Universal Health Services Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Premier Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Jazz Pharmaceuticals PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | DaVita Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048900 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048900 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000048900 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048903 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000048903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	81.60%
C000048903 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000048903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048902 [Member] | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048902 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000048902 [Member] | Celanese Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048902 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048902 [Member] | Timken The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048902 [Member] | NewMarket Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048902 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048902 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000048902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000048902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048902 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048001 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000048001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000048001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000048001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000048001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000048001 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048001 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000048001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048898 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048898 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048898 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048898 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048898 [Member] | Civitas Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048898 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048898 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048898 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048898 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000048898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048898 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099060 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099060 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Liberty Broadband Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | KB Home [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Rush Enterprises Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000099060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000099060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000099060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000099060 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000099060 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%